Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Urban Tea, Inc.
Entity Central Index Key	0001543268
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	45,188,648
Entity File Number	001-35755
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D8
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false